Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 603,948,000	$ 751,130,000
Short-term investments	2,104,000	2,113,000
Trade and other receivables	31,983,000	58,565,000
Inventories	56,417,000	45,870,000
Prepaid expenses and other current assets	4,426,000	7,063,000
Total current assets	698,878,000	864,741,000
Non-current assets:
Property, plant and equipment	30,424,000	116,325,000
Intangible assets	1,757,000	1,406,000
Goodwill	0	40,277,000
Equity-accounted investments	8,238,000	13,901,000
Long-term financial investments	37,515,000	40,345,000
Other long-term assets	495,000	547,000
Total assets	777,307,000	1,077,542,000
Current liabilities:
Trade and other payables	35,637,000	39,696,000
Deferred revenue	6,643,000	4,588,000
Provisions and other current liabilities	30,407,000	21,797,000
Current lease liabilities	2,899,000	4,505,000
Total current liabilities	75,586,000	70,586,000
Non-current liabilities:
Non-current lease liabilities	20,995,000	13,393,000
Deferred gain on finance lease liability	69,000	485,000
Non-current deferred revenue	4,989,000	0
Other non-current liabilities and employee future benefits	2,678,000	1,862,000
Total liabilities	104,317,000	86,326,000
Equity:
Share capital	2,428,618,000	2,425,641,000
Contributed surplus	309,974,000	306,042,000
Accumulated deficit	(2,060,837,000)	(1,737,505,000)
Foreign currency reserve	(4,765,000)	(2,962,000)
Total equity	672,990,000	991,216,000
Total liabilities and equity	$ 777,307,000	$ 1,077,542,000